Tax-Managed Value Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.1%
RTX Corp.	113,000	$ 9,936,090
		$ 9,936,090
Banks — 7.0%
JPMorgan Chase & Co.	230,958	$ 36,482,126
PNC Financial Services Group, Inc. (The)	142,029	19,442,350
Wells Fargo & Co.	188,847	8,717,177
		$ 64,641,653
Beverages — 3.2%
Constellation Brands, Inc., Class A	108,163	$ 29,506,866
		$ 29,506,866
Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.(1)	20,039	$ 7,060,541
		$ 7,060,541
Building Products — 0.7%
Carrier Global Corp.	113,000	$ 6,729,150
		$ 6,729,150
Capital Markets — 7.2%
Ameriprise Financial, Inc.	32,971	$ 11,488,745
Cboe Global Markets, Inc.	22,561	3,151,320
Charles Schwab Corp. (The)	434,452	28,717,277
Goldman Sachs Group, Inc. (The)	42,496	15,123,052
Interactive Brokers Group, Inc., Class A	90,310	7,886,772
		$ 66,367,166
Chemicals — 2.6%
FMC Corp.	48,904	$ 4,706,032
Linde PLC	50,216	19,617,885
		$ 24,323,917
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	284,500	$ 18,865,195
Performance Food Group Co.(1)	59,613	3,562,473
		$ 22,427,668
Security	Shares	Value
Containers & Packaging — 1.3%
Ball Corp.	206,478	$ 12,118,194
		$ 12,118,194
Electric Utilities — 3.1%
NextEra Energy, Inc.	392,766	$ 28,789,748
		$ 28,789,748
Electrical Equipment — 1.2%
Rockwell Automation, Inc.	33,916	$ 11,405,612
		$ 11,405,612
Energy Equipment & Services — 1.5%
Halliburton Co.	359,854	$ 14,063,094
		$ 14,063,094
Entertainment — 1.4%
Walt Disney Co. (The)(1)	147,913	$ 13,147,987
		$ 13,147,987
Financial Services — 3.0%
Fiserv, Inc.(1)	133,560	$ 16,856,607
Visa, Inc., Class A	44,697	10,625,818
		$ 27,482,425
Food Products — 2.7%
Hershey Co. (The)	58,997	$ 13,646,596
Nestle S.A.	90,000	11,026,722
		$ 24,673,318
Ground Transportation — 1.3%
Union Pacific Corp.	50,876	$ 11,804,250
		$ 11,804,250
Health Care Equipment & Supplies — 1.8%
Stryker Corp.	58,093	$ 16,464,137
		$ 16,464,137
Health Care Providers & Services — 1.3%
McKesson Corp.	5,281	$ 2,125,074
UnitedHealth Group, Inc.	18,719	9,478,740
		$ 11,603,814
Household Durables — 1.4%
D.R. Horton, Inc.	99,360	$ 12,620,707
		$ 12,620,707

Tax-Managed Value Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	83,731	$ 16,254,699
		$ 16,254,699
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	143,114	$ 7,398,994
		$ 7,398,994
Insurance — 3.5%
Arch Capital Group, Ltd.(1)	183,981	$ 14,293,484
Reinsurance Group of America, Inc.	49,257	6,913,220
Travelers Cos., Inc. (The)	64,030	11,052,218
		$ 32,258,922
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A(1)	152,370	$ 20,222,546
		$ 20,222,546
IT Services — 0.5%
Accenture PLC, Class A	14,366	$ 4,544,684
		$ 4,544,684
Leisure Products — 0.5%
Hasbro, Inc.	65,377	$ 4,220,739
		$ 4,220,739
Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	40,907	$ 22,444,035
		$ 22,444,035
Machinery — 7.0%
Ingersoll Rand, Inc.	353,722	$ 23,087,435
Otis Worldwide Corp.	56,500	5,139,240
Parker-Hannifin Corp.	32,913	13,494,659
Toro Co. (The)	45,321	4,606,880
Westinghouse Air Brake Technologies Corp.	150,850	17,866,674
		$ 64,194,888
Metals & Mining — 0.6%
Alcoa Corp.	156,484	$ 5,663,156
		$ 5,663,156
Multi-Utilities — 3.4%
CMS Energy Corp.	112,565	$ 6,874,344
Sempra	162,537	24,221,264
		$ 31,095,608
Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	182,306	$ 29,836,200
ConocoPhillips	161,617	19,025,553
EOG Resources, Inc.	113,483	15,039,902
Phillips 66	109,182	12,179,252
		$ 76,080,907
Personal Care Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	61,550	$ 11,079,000
		$ 11,079,000
Pharmaceuticals — 10.0%
Bristol-Myers Squibb Co.	133,962	$ 8,331,097
Eli Lilly & Co.	38,825	17,647,904
Johnson & Johnson	116,398	19,500,157
Merck & Co., Inc.	167,049	17,815,776
Novo Nordisk A/S ADR	29,201	4,704,281
Royalty Pharma PLC, Class A	145,161	4,555,152
Zoetis, Inc.	106,794	20,086,883
		$ 92,641,250
Residential REITs — 2.7%
AvalonBay Communities, Inc.	47,915	$ 9,039,165
Mid-America Apartment Communities, Inc.	105,465	15,783,892
		$ 24,823,057
Semiconductors & Semiconductor Equipment — 5.1%
Micron Technology, Inc.	310,361	$ 22,156,672
QUALCOMM, Inc.	69,710	9,213,571
Texas Instruments, Inc.	88,472	15,924,960
		$ 47,295,203
Software — 1.0%
Microsoft Corp.	9,160	$ 3,077,027
Oracle Corp.	52,884	6,199,592
		$ 9,276,619
Specialized REITs — 0.8%
CubeSmart	174,330	$ 7,558,949
		$ 7,558,949

Tax-Managed Value Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.9%
Home Depot, Inc. (The)	81,060	$ 27,061,070
		$ 27,061,070
Total Common Stocks (identified cost $452,173,194)		$919,280,663

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(2)	3,134,383	$ 3,134,383
Total Short-Term Investments (identified cost $3,134,383)		$ 3,134,383
Total Investments — 100.0% (identified cost $455,307,577)		$922,415,046
Other Assets, Less Liabilities — 0.0%(3)		$ 102,217
Net Assets — 100.0%		$922,517,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(3)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,134,383, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,138,376	$63,991,600	$(62,995,593)	$ —	$ —	$3,134,383	$68,178	3,134,383
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Value Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 33,370,533	$ —	$ —	$ 33,370,533
Consumer Discretionary	43,902,516	—	—	43,902,516
Consumer Staples	76,660,130	11,026,722	—	87,686,852
Energy	90,144,001	—	—	90,144,001
Financials	190,750,166	—	—	190,750,166
Health Care	150,213,777	—	—	150,213,777
Industrials	120,324,689	—	—	120,324,689
Information Technology	61,116,506	—	—	61,116,506
Materials	42,105,267	—	—	42,105,267
Real Estate	39,781,000	—	—	39,781,000
Utilities	59,885,356	—	—	59,885,356
Total Common Stocks	$908,253,941	$11,026,722*	$ —	$919,280,663
Short-Term Investments	$ 3,134,383	$ —	$ —	$ 3,134,383
Total Investments	$911,388,324	$11,026,722	$ —	$922,415,046
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
4